Jul. 28, 2016

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated May 26, 2017 to the

Blackstone Alternative Multi-Strategy Fund (the “Fund”)

Prospectus and Statement of Additional Information,

each dated July 28, 2016, as supplemented

Addition of Sub-Advisers

Pursuant to action taken by the Board of Trustees of the Fund, GSA Capital Partners LLC (“GSA”) will serve as a discretionary sub-adviser to the Fund and Gracian Capital LLC (“Gracian”) will serve as a non-discretionary sub-adviser to the Fund.

Effective immediately, the Fund’s Prospectus and Statement of Additional Information are revised as follows:

The following paragraph in the “Principal Investment Strategies” section in the Prospectus:

Each Sub-Adviser is responsible for the day-to-day management of the Fund’s assets that the Adviser allocates to it. The Adviser has the ultimate responsibility to oversee each Sub-Adviser, subject to the oversight of the Fund’s Board of Trustees. The Adviser also is responsible for recommending the hiring, termination, and replacement of Sub-Advisers.

is deleted in its entirety and replaced with the following:

The Adviser may retain discretionary and non-discretionary Sub-Advisers for the Fund. Each discretionary Sub-Adviser is responsible for the day-to-day management of the Fund’s assets that the Adviser allocates to it. Each non-discretionary Sub-Adviser is responsible for providing the Adviser with a model portfolio for the assets allocated to it to be implemented by the Adviser in its discretion. The Adviser has the ultimate responsibility to oversee each Sub-Adviser, subject to the oversight of the Fund’s Board of Trustees. The Adviser also is responsible for recommending the hiring, termination, and replacement of Sub-Advisers.

The list of sub-advisers to the Fund in the “Principal Investment Strategies” section in the Prospectus is deleted in its entirety and replaced with the following:

Discretionary Sub-Advisers	Strategy
Bayview Asset Management, LLC	Relative Value Strategies
Boussard & Gavaudan Investment Management, LLP	Event-Driven Strategies
Caspian Capital LP	Event-Driven Strategies
Cerberus Sub-Advisory I, LLC	Relative Value Strategies
Chatham Asset Management, LLC	Relative Value Strategies
D.E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies
Emso Asset Management Limited	Macro Strategies
FT AlphaParity, LLC	Macro Strategies
Good Hill Partners LP	Relative Value Strategies
GS Investment Strategies, LLC	Equity Hedge Strategies
GSA Capital Partners LLC	Managed Futures Strategy
HealthCor Management, L.P.	Equity Hedge Strategies
IPM Informed Portfolio Management AB	Macro Strategies
Nephila Capital, Ltd.	Event-Driven Strategies
Sorin Capital Management, LLC	Relative Value Strategies
Two Sigma Advisers, LP	Equity Hedge Strategies
Waterfall Asset Management, LLC	Relative Value Strategies

Non-Discretionary Sub-Adviser	Strategy
Gracian Capital LLC	Equity Hedge Strategies